Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued:

Share Issuance

During July to August 2015, the Company issued 3,425 shares of Common Stock (valued at $5,000) to Steven Girgenti, in consideration for services provided to the Board of Directors and 1,184 and 2,367 shares of Common Stock respectively (valued at $1,563 and $3,125 respectively) to Alvaro Pascual-Leone and Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During August 2015 Preferred D Stock, convertible into shares of Common Stock at $2.15, was issued in respect of Preferred Dividends as follows: 5,946 shares of Preferred D Stock, convertible into 27,656 shares of Common Stock (valued at $59,463) to Fountainhead; 2,194 shares of Preferred D Stock, convertible into 10,205 shares of Common Stock (valued at 21,936) to Peter Zachariou; and 393 shares of Preferred D Stock, convertible into 1,828 shares of Common Stock (valued at $3,932) to Craig Kirsch. During August 2015, the Company entered into a new consulting agreement with Liolios Group, Inc. to perform certain investor related activities and issued 2,646 shares of Common Stock (valued at $3,333).

14. SUBSEQUENT EVENTS

Share Issuance

During January to March 2015, the Company issued 2,717 shares of Common Stock (valued at $5,000) to Steven Girgenti, 919 shares of Common Stock (valued at $1,562) to Alvaro Pascale-Leone and 1,838 share of Common Stock (valued at $3,125) to Josef Zihl.

During January 2015, the Company issued 13,889 shares of Common Stock (valued at $25,000) to Acorn Management Partners, LLC, in respect of an investor relations services agreement.

Other Subsequent Events

In March 2015 Vycor agreed to pay $65,000 in cash to purchase a portfolio of two pending United States patent applications which disclose approaches to integrating surgical navigation systems into optically-transparent neurosurgical obturators.